Subsequent Events (Details Narrative) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended
	Oct. 05, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 12, 2014	Mar. 25, 2014	Feb. 28, 2014	Feb. 20, 2014	Feb. 12, 2014	Feb. 13, 2014	Feb. 06, 2014	Feb. 04, 2014	Jan. 16, 2014	Jan. 02, 2014	Oct. 29, 2014
Issuance of common stock for service rendered	3,750,000	500,000
Issuance of common stock value for service rendered		$ 2,950		$ 29,570	$ 614,515
Stock issued during the period for conversion of notes payable, value				116,199	47,110
Fair market value of common stock issued for settlement		170,648	51,800	124,600	37,430
Loss on stock issuance		93,064	(48,200)	(109,600)	(262,500)
Common stock outstanding		424,887,581		62,676,958	33,752,315
Shares issued in conjunction with partial conversion of certain promissory notes				91,935,386
Convertible Promissory Note [Member]
Common stock outstanding		637,511,771
Subsequent Event [Member]
Issuance of common stock for service rendered															500,000
Issuance of common stock value for service rendered															2,950
Stock issued during the period for conversion of notes payable, shares								1,792,813	2,543,235	3,666,667	3,010,000	2,804,000	5,050,000	2,664,000
Debt instrument, issuance date								Jun. 04, 2013	Mar. 05, 2013		Jul. 23, 2013	Jun. 04, 2013	Jun. 23, 2013	Jun. 04, 2013
Stock issued during the period for conversion of notes payable, value								4,000	5,000		5,400	7,000	10,100	4,000
Debt instrument, accrued interest											620	560	66	103
Debt instrument convertible conversion price								$ 0.0022	$ 0.0019		$ 0.002	$ 0.0026	$ 0.002	$ 0.00015
Common stock shares issued for settlement agreement							8,000,000
Common stock shares issued value for settlement agreement							56,000
Fair market value of common stock issued for settlement							80,000
Loss on stock issuance							$ 24,000
Number of shares issued during period for partial conversion						88,122,071
Common stock outstanding						215,096,744
Subsequent Event [Member] | Notes Payable [Member]
Shares issued in conjunction with partial conversion of certain promissory notes																212,302,506